Income Taxes (Details) - Schedule of income (loss) before income taxes - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Tax jurisdictions from:
- Local	$ (228,524)	$ (156,168)	$ (481,680)	$ (344,756)	$ (791,930)	$ (365,055)
Income before income taxes	103,785	409,340	1,220,180	2,168,291	2,075,316	7,472,915
HK [Member]
Tax jurisdictions from:
- Foreign	(175,426)	(3,278)	(195,339)	(26,845)	(53,508)	45,181
PRC [Member]
Tax jurisdictions from:
- Foreign	$ 507,735	$ 568,786	$ 1,897,199	$ 2,539,892	$ 2,920,754	$ 7,792,789